ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SUBSIDIARIES
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SUBSIDIARIES

The group structure before the completion of the Reorganization comprises the following companies:

	Place of	Date of	Percentage of effective ownership December 31,		Principal
Name	incorporation	incorporation	2023	2024	activities

North Water Investment Group Holdings Limited*	British Virgin Islands	January 17, 2024	N/A	N/A	Investment holding
Name of subsidiary
Direct:
Mango Financial Limited	Hong Kong	March 2, 1993	100%	100%	Securities dealing and financial services

*	Shareholders of NW comprise of Zhang Jia Ling Co., Limited (22.80%), Zhao Xinjie Co., Ltd (5.00%), and 22 other minority shareholders each holding between approximately 0.95% and 4.74%. No individual shareholder held a controlling interest in NW.

The final group structure upon completion of the Reorganization comprises the following companies:

	Place of	Date of	Percentage of effective ownership December 31,		Principal
Name	incorporation	incorporation	2023	2024	activities

Mango Financial Group Limited	Cayman Islands	March 28, 2025	N/A	N/A	Investment holding
Name of subsidiaries
Direct:
North Water Investment Group Holdings Limited	British Virgin Islands	January 17, 2024	100%	100%	Investment holding
Indirect:
Mango Financial Limited	Hong Kong	March 2, 1993	100%	100%	Securities dealing and financial services

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SUBSIDIARIES

The group structure before the completion of the Reorganization comprises the following companies:

			Percentage of effective ownership
Name	Place of incorporation	Date of incorporation	December 31, 2024	June 30, 2025	Principal activities

North Water Investment Group Holdings Limited*	British Virgin Islands	January 17, 2024	N/A	N/A	Investment holding

Name of subsidiary
Direct:
Mango Financial Limited	Hong Kong	March 2, 1993	100%	100%	Securities dealing and financial services

* Shareholders of NW comprise of Zhang Jia Ling Co., Limited (22.80%), Zhao Xinjie Co., Ltd (5.00%), and 22 other minority shareholders each holding between approximately 0.95% and 4.74%. No individual shareholder held a controlling interest in NW.

The final group structure upon completion of the Reorganization comprises the following companies:

	Place of	Date of	Percentage of effective ownership
Name	incorporation	incorporation	December 31, 2024	June 30, 2025	Principal activities

Mango Financial Group Limited	Cayman Islands	March 28, 2025	N/A	N/A	Investment holding
Name of subsidiaries
Direct:
North Water Investment Group Holdings Limited	British Virgin Islands	January 17, 2024	100%	100%	Investment holding
Indirect:
Mango Financial Limited	Hong Kong	March 2, 1993	100%	100%	Securities dealing and financial services